OTHER LONG TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
Other Liabilities Disclosure [Abstract]
Schedule of Other Long Term Liabilities

(in thousands of $)	2014	2013
Unamortized sellers' credit	15,042	18,125
Other items	2,542	4
	17,584	18,129